Bank Loans - Summary of Bank Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 SGD ($)
Statements [Line Items]
Bank loans		$ 16,810	$ 40,306
Within 1 year	$ 10,244	13,847	24,170
Within 2 to 5 years	$ 2,192	2,963	16,136
Bank Loan Member [Member]
Statements [Line Items]
Bank loans		16,810	40,306	$ 34,421
Interest payable (included in bank loans)		$ 24	$ 308